Document and Entity Information	0 Months Ended
May 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 31, 2014
Registrant Name	TIAA-CREF FUNDS
Central Index Key	0001084380
Amendment Flag	false
Document Creation Date	Sep. 25, 2014
Document Effective Date	Sep. 26, 2014
Prospectus Date	Sep. 26, 2014